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April 2, 2003

VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Northern Institutional Funds (the "Trust")
     (File Nos. 2-80543 and 811-03605)
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Ladies and Gentlemen:

     Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, transmitted herewith, please accept this letter as certfication that the following: (i) Northern Institutional Equity Portfolios Prospectus; (ii) Northern Institutional Fixed Income Portfolios Prospectus;
(iii) Northern Institutional Money Market Portfolios - Service & Premier Shares Prospectus; and (iv) Northern Institutional Money Market Portfolios - Shares Prospectus for the Trust, each dated April 1, 2003, do not differ from those contained in Post-Effective Amendement No. 51 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on March 28, 2003 (Accession #0000950131-03-001758).

     Please do not hesitate to contact the undersigned at (617) 535-0560 if you have any questions.

                                                            Very truly yours,

                                                           /s/ Amy M. Kelley
                                                           -----------------
                                                           Amy M. Kelley

cc:  Jeffrey A. Dalke, Esq.
     Cori E. Daggett, Esq.
     James Grassi, Esq.